Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents	$ 2,943	$ 2,574
Restricted cash	157	212
Trade accounts receivable and other (including 419 and 406 from related parties at June 30, 2018 and December 31, 2017, respectively)	4,839	3,863
Inventories (note 4)	17,745	17,986
Prepaid expenses and other current assets	2,802	1,931
Assets held for sale (note 5)	2,943	179
Total current assets	31,429	26,745
Non-current assets:
Goodwill and intangible assets	5,451	5,737
Property, plant and equipment and biological assets	34,290	36,971
Investments in associates and joint ventures (note 2 and 5)	4,711	5,084
Other investments	1,247	1,471
Deferred tax assets	7,496	7,055
Other assets	2,340	2,234
Total non-current assets	55,535	58,552
Total assets	86,964	85,297
Current liabilities:
Short-term debt and current portion of long-term debt (note 8)	4,556	2,785
Trade accounts payable and other (including 189 and 260 to related parties at June 30, 2018 and December 31, 2017, respectively)	12,418	13,428
Short-term provisions (note 10)	491	410
Accrued expenses and other liabilities	4,090	4,505
Income tax liabilities	312	232
Liabilities held for sale (note 5)	846	50
Total current liabilities	22,713	21,410
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,963	10,143
Deferred tax liabilities	2,506	2,684
Deferred employee benefits	7,408	7,630
Long-term provisions (note 10)	1,652	1,612
Other long-term obligations	1,387	963
Total non-current liabilities	21,916	23,032
Total liabilities	44,629	44,442
Equity (note 6):
Equity attributable to the equity holders of the parent	40,320	38,789
Non-controlling interests	2,015	2,066
Total equity	42,335	40,855
Total liabilities and equity	$ 86,964	$ 85,297